CONDENSED STATEMENTS OF CHANGES IN SHAREHOLDERS EQUITY - USD ($)	Total	Additional Paid-in Capital [Member]	Accumulated Deficit [Member]	Class A Ordinary Shares [Member]	Class A Ordinary Shares [Member] Ordinary Shares [Member]	Class B Ordinary Shares [Member]	Class B Ordinary Shares [Member] Ordinary Shares [Member]
Balance at Feb. 20, 2020	$ 0	$ 0	$ 0		$ 0		$ 0
Balance (in shares) at Feb. 20, 2020					0		0
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Issuance of Class B ordinary shares to Sponsor	25,000	24,626	0				$ 374
Issuance of Class B ordinary shares to Sponsor (in shares)					0		3,737,500
Net loss	(34,738)	0	(34,738)		$ 0		$ 0
Balance at Mar. 31, 2020	(9,738)	24,626	(34,738)		$ 0		$ 374
Balance (in shares) at Mar. 31, 2020					0		3,737,500
Balance at Feb. 20, 2020	0	0	0		$ 0		$ 0
Balance (in shares) at Feb. 20, 2020					0		0
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Issuance of Class B ordinary shares to Sponsor	25,000	24,626	0		$ 0		$ 374
Issuance of Class B ordinary shares to Sponsor (in shares)					0		3,737,500
Sale of units in initial public offering, gross	149,500,000	149,498,505	0		$ 1,495		$ 0
Sale of units in initial public offering, gross (in shares)					14,950,000		0
Offering costs	(8,815,340)	(8,815,340)	0		$ 0		$ 0
Sale of private placement units to Sponsor in private placement	4,990,000	4,989,950	0		$ 50		$ 0
Sale of private placement units to Sponsor in private placement (in shares)					499,000		0
Shares subject to possible redemption	(140,642,550)	(140,641,144)	0		$ (1,406)		$ 0
Shares subject to possible redemption (in shares)					(14,064,255)		0
Net loss	(57,107)	0	(57,107)	$ 0	$ 0	$ (57,000)	$ 0
Balance at Jun. 09, 2020	5,000,003	5,056,597	(57,107)		$ 139		$ 374
Balance (in shares) at Jun. 09, 2020					1,384,745		3,737,500
Balance at Feb. 20, 2020	0	0	0		$ 0		$ 0
Balance (in shares) at Feb. 20, 2020					0		0
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net loss	(233,518)			(13,000)		(220,000)
Balance at Jun. 30, 2020	5,000,001	5,233,005	(233,518)		$ 140		$ 374
Balance (in shares) at Jun. 30, 2020					1,400,904		3,737,500
Balance at Mar. 31, 2020	(9,738)	24,626	(34,738)		$ 0		$ 374
Balance (in shares) at Mar. 31, 2020					0		3,737,500
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Sale of units in initial public offering, gross	149,500,000	149,498,505	0		$ 1,495		$ 0
Sale of units in initial public offering, gross (in shares)					14,950,000		0
Offering costs	(8,800,521)	(8,800,521)	0		$ 0		$ 0
Sale of private placement units to Sponsor in private placement	4,990,000	4,989,950	0		$ 50		$ 0
Sale of private placement units to Sponsor in private placement (in shares)					499,000		0
Shares subject to possible redemption	(140,480,960)	(140,479,555)	0		$ (1,405)		$ 0
Shares subject to possible redemption (in shares)					(14,048,096)		0
Net loss	(198,780)	0	(198,780)	$ (13,000)	$ 0	$ (185,000)	$ 0
Balance at Jun. 30, 2020	$ 5,000,001	$ 5,233,005	$ (233,518)		$ 140		$ 374
Balance (in shares) at Jun. 30, 2020					1,400,904		3,737,500